Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	December 31, 2025	December 31, 2024

Electronic equipment	$21,289	$365,871
Vehicles	111,497	110,791
Leasehold improvement	380,615	528,718
Office furniture	549,057	211,54
Subtotal	1,062,458	1,026,534
Less: accumulated depreciation	(889,631)	(740,205)
Property and equipment, net	$172,827	$286,329